Stock Options and Grants	12 Months Ended
Dec. 31, 2011
Stock Options and Grants [Abstract]
Stock Options and Grants [Text Block]

17.           Stock Options and Grants

2010 stock grants – In April 2010, prior to the PPM, the Company established the SG Blocks 2010 Restricted Unit Plan (the “2010 Plan”).  Under the 2010 Plan, the Company awarded restricted stock grants to eligible employees as determined by the Board of Directors, and were subject to certain vesting and forfeiture requirements.  Per the 2010 Plan, the maximum restricted stock grants that could be granted were equal to a percentage interest in the Company of 3.52% of the total equity of the Company.  During April 2010, the Company granted the total maximum allowable percentage of restricted stock grants, which equaled 356,369 shares of common stock. These shares vest upon a one year service condition. Vesting is accelerated upon the following events: an event constituting change of control, an initial public offering of the Company’s securities, the death or disability of the participant, or termination without cause, as outlined in the underlying agreement.  For the year ended December 31, 2010, the Company recognized stock-based compensation expense of $83,508, which is included in payroll and related expenses on the accompanying statement of operations.

The summary of activity for the Company’s restricted stock grants is presented as follows:

	Shares	Weighted Average Fair Value Per Share
Balance – January 1, 2010	-	$-
Granted	356,369	0.23
Vested	-	-
Forfeited/Cancelled	-	-
Balance – December 31, 2010	356,369	$0.23
Granted	-	-
Vested	-	-
Forfeited/Cancelled	-	-
Balance – December 31, 2011	356,369	$0.23

2011 Plan – On July 27, 2011, in connection with the Merger, the Company obtained the written consent of holders of a majority of its outstanding common stock approving the 2011 Incentive Stock Plan (the “2011 Plan”). The 2011 Plan covers up to 8,000,000 shares of common stock, and all officers, directors, employees, consultants and advisors are eligible to be granted awards under the 2011 Plan. An incentive stock option may be granted under the 2011 Plan only to a person who, at the time of the grant, is an employee of the Company or its subsidiaries. The 2011 Plan expires on July 26, 2021, and is administered by the Company’s Board. As of December 31, 2011, there were 2,592,500 shares of common stock available for issuance under the 2011 Plan.

A summary of stock option activity under the 2011 Plan as of December 31, 2011 and changes during the year then ended are presented below:

	Shares	Weighted Average Fair Value Per Share	Weighted Average Exercise Price Per Share	Weighted Average Remaining Terms (in years)	Aggregate Intrinsic Value
Outstanding – January 1, 2011	-	$-	$-
Granted	5,407,500	0.09	0.20
Exercised	-	-	-
Cancelled	-	-	-
Outstanding – December 31, 2011	5,407,500	$0.09	$0.20	9.86	$966,250
Exercisable - December 31, 2011	1,719,167	$0.09	$0.20	9.86	$307,083

For the year ended December 31, 2011, the Company recognized stock-based compensation expense of $157,551, which is included in payroll and related expenses in the accompanying statement of operations.

As of December 31, 2011, there was $337,828 of total unrecognized compensation costs related to non-vested stock options, which will be expensed over a weighted average period of 1.86 years. The intrinsic value is calculated as the difference between the fair value as of December 31, 2011 and the exercise price of each of the outstanding stock options. The fair value at December 31, 2011 was $0.38 as determined by using a weighted value between the income approach method, the public company market multiple method and a fair value method developed by the Company.

2011 option grants – On November 7, 2011 and November 11, 2011, the Stock Option Committee of the Company’s Board of Directors granted an aggregate 4,387,500 options to purchase common stock to certain named executive officers, certain other employees of the Company, and to directors of the Company (“2011 Option Grants”). All of these options are 10 year options and were granted under the 2011 Plan with an exercise price ranging from $0.20 to $0.27.  One third of the options vest upon the grant date, the second third vests on the first anniversary of the grant date, and the remaining third vests on the second anniversary of the grant date.

Also on November 7, 2011, a consultant of the Company was granted an option to purchase 1,000,000 shares of the Company’s common stock with an exercise price of $0.20. The option to purchase 250,000 shares of Common Stock vested on the grant date of November 7, 2011. The remaining options to purchase up to 750,000 shares of Common Stock will vest over a period of two years beginning on the grant date.

On November 15, 2011, the Company executed a two year consulting agreement with a consultant, to act as a Senior Advisor of the Company. In consideration for the services to be performed under the agreement, the Company shall on the last business day of each month during the term, grant the consultant an option to purchase 10,000 shares of the Company’s Common Stock with an exercise price ranging from $0.47 to $0.60. The terms of these options are the same as the 2011 Option Grants. As of December 2011, the consultant was granted options to purchase 20,000 shares of the Company’s Common Stock.

The fair value of the stock-based option awards granted during the year ended December 31, 2011 were estimated at the date of grant using the Black-Scholes option valuation model with the following assumptions:

Expected dividend yield	0.00%
Expected stock volatility	50%
Risk-free interest rate	0.83 – 0.96%
Expected life	5.47 – 5.5 years

Because the Company does not have significant historical data on employee exercise behavior, the Company uses the “Simplified Method” to calculate the expected life of the stock-based option awards. The simplified method is calculated by averaging the vesting period and contractual term of the options.